Summary of Significant Accounting Policies - Contract Fulfillment Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intake Costs asset
Contract With Customer, Asset And Liabilities [Line Items]
GROSS CARRYING AMOUNT	$ 71,731	$ 71,336	$ 63,721
ACCUMULATED AMORTIZATION	(45,432)	(42,678)	(33,352)
NET CARRYING AMOUNT	26,299	28,658	30,369
Commissions asset
Contract With Customer, Asset And Liabilities [Line Items]
GROSS CARRYING AMOUNT	121,501	114,791	91,069
ACCUMULATED AMORTIZATION	(54,356)	(50,553)	(38,787)
NET CARRYING AMOUNT	$ 67,145	$ 64,238	$ 52,282